Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,467,490	$ 10,710,578	$ 2,862,315
Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	913,912	1,172,334	908,815
Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	892,151	754,339	437,931
Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,180,114	8,152,939	936,121
Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	279,050	437,180	416,592
Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	175,223	165,200	132,011
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,040	28,586	30,845
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	169,681	223,148	219,648
Chile | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109,669	128,829	136,523
Chile | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,603	1,523	1,538
Chile | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,327	1,854	901
Chile | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,356	64,409	50,573
Chile | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,136	1,199	4,125
Chile | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,590	25,334	25,988
Latin America and the Caribbean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	210,299	339,941	326,287
Latin America and the Caribbean | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,157	125,712	88,990
Latin America and the Caribbean | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,523	16,328	10,198
Latin America and the Caribbean | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,289	5,275	4,905
Latin America and the Caribbean | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93,868	179,621	214,304
Latin America and the Caribbean | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,489	11,820	7,367
Latin America and the Caribbean | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	973	1,185	523
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	828,112	932,558	482,765
Europe | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128,370	196,930	179,744
Europe | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	368,696	288,854	173,329
Europe | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	278,360	390,832	75,674
Europe | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,357	27,275	33,948
Europe | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,054	27,725	18,662
Europe | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,275	942	1,408
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	783,611	914,187	558,002
North America | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	411,586	489,327	314,895
North America | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	122,025	141,683	102,746
North America | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	134,768	151,152	50,349
North America | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67,232	71,711	57,682
North America | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,074	59,402	29,860
North America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	926	912	2,470
Asia and Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,475,787	8,300,744	1,275,613
Asia and Others | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	188,130	231,536	188,663
Asia and Others | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	378,304	305,951	150,120
Asia and Others | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,757,370	7,603,826	804,292
Asia and Others | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,237	94,164	60,085
Asia and Others | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95,470	65,054	71,997
Asia and Others | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 276	$ 213	$ 456